Property Transactions, Net - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 a	Nov. 30, 2015	Nov. 23, 2015
Other Nevada Land [Member]
Property, Plant and Equipment [Line Items]
Real estate impairment charges		$ 20,354
Estimated fair value		24,000
Other Nevada Land [Member] | Jean Nevada [Member]
Property, Plant and Equipment [Line Items]
Area of land (in acres) | a			170
Other Nevada Land [Member] | Sloan Nevada [Member]
Property, Plant and Equipment [Line Items]
Area of land (in acres) | a			89
Corporate Buildings [Member]
Property, Plant and Equipment [Line Items]
Corporate buildings impairment charges	$ 44,510	$ 44,510
Silver Legacy [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest			50.00%	50.00%	50.00%
T-Mobile Arena [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership interest	50.00%